Prepaid Expenses and Other Current Assets (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid insurance premiums		$ 78,000	$ 88,000
Security deposit		21,000	21,000
Other		10,000	4,000
Prepaid expenses and other current assets	$ 37,000	$ 109,000	$ 113,000